Party-In-Interest Transactions - Additional Information (Detail) - EBP 001 [Member] - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 75,633,265,423	$ 65,357,821,177
Employee Benefit Plan Delinquent Participant Contributions Amount		$ 46,597
Subsequent Event [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Employee Benefit Plan Participant Account Credits	$ 27
EBP, Employer, Common Stock [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Investment, Number of Shares		10,633,640	12,013,574
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 5,142,641,059	$ 5,063,721,519
Employee Benefit Plan Excluding Interests In Master Trust Dividends Received		$ 38,458,044